SUBSEQUENT EVENT	3 Months Ended
Mar. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENT

Note 13– Subsequent Event

On June 5, 2019, the Board of Trustees of Provident Bancorp (“MHC”) and the Board of Directors of the Company adopted a Plan of Conversion and Reorganization (the “Plan”). Pursuant to the Plan, the MHC will convert from the mutual holding company form of organization to the fully public form. The MHC will be merged into the Company, and the MHC will no longer exist. The Company will merge into a new Maryland corporation named Provident Bancorp, Inc. As part of the conversion, the MHC’s ownership interest of the Company will be offered for sale in a public offering. The existing publicly held shares of the Company, which represents the remaining ownership interest in the Company, will be exchanged for new shares of common stock of Provident Bancorp, Inc., the new Maryland Corporation. The exchange ratio will ensure that immediately after the conversion and public offering, the public shareholders of the Company will own the same aggregate percentage of Provident Bancorp, Inc. common stock that they owned immediately prior to that time (excluding shares purchased in the stock offering and cash received in lieu of fractional shares), adjusted to reflect assets held by the MHC. When the conversion and public offering are completed, all of the capital stock of The Provident Bank will be owned by Provident Bancorp, Inc., the Maryland corporation.

The Plan provides for the establishment, upon the completion of the conversion, of special “liquidation accounts” for the benefit of certain depositors of The Provident Bank in an amount equal to the MHC’s ownership interest in the retained earnings of the Company as of the date of the latest balance sheet contained in the prospectus plus the MHC’s net assets (excluding its ownership of the Company). Following the completion of the conversion, the Company and The Provident Bank will not be permitted to pay dividends on their capital stock if the shareholders’ equity of Provident Bancorp, Inc., the Maryland corporation, or the shareholder’s equity of The Provident Bank, would be reduced below the amount of the liquidation accounts. The liquidation accounts will be reduced annually to the extent that eligible account holders have reduced their qualifying deposits. Subsequent increases will not restore an eligible account holder’s interest in the liquidation accounts.

Direct costs of the conversion and public offering will be deferred and reduce the proceeds from the shares sold in the public offering. Costs of $30,000 have been incurred related to the conversion as of March 31, 2019.